Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Parenthetical) (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) oz $ / oz lb	Dec. 11, 2020 oz	Nov. 05, 2020 oz	Jun. 11, 2018
Disclosure of contractual obligations and commitments [line items]
Percentage of metal production at the mine which WPM is entitled to after step down				21.20%
Per Ounce Cash Payment	8.94
Maximum top up payment	10
Price cap on a per ounce basis	18.94
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Minimum market price of silver on a per ounce basis before top up payment is required | $ / oz	20
Maximum market price of silver on a per ounce basis before top up payment is capped | $ / oz	40
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Maximum percentage of copper included in concentrate	15.00%
Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Initial term of contract	40 years
Keno Hill PMPA [Member] | Bottom of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	10.00%
Silver Price Per Ounce At Which Bottom Range Price Takes Effect	23
Keno Hill PMPA [Member] | Top of range [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	90.00%
Silver Price Per Ounce At Which Top Range Price Takes Effect	15
Gold interests [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Percentage of silver production to be Converted to gold and purchased	25.00%
Gold to silver price ratio minimum limit for revisiting stated exchange rate	50
Gold to silver price ratio maximum limit for revisiting stated exchange rate	90
Exchange ratio to be fixed when price ratio reach minimum limit for six months	50
Exchange ratio to be fixed when price ratio reach maximum limit for six months	90
Gold to silver exchange ratio, description	If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated.
Gold interests [member] | Minto PMPA Agreement Amendment [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered	75.00%
Number of ounces to be delivered before sharing mechanism applies	11,000
Per Ounce Cash Payment | $ / oz	325
No of months for continuation of amended pricing	14 months
Gold [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Gold to silver exchange ratio	70
Per Ounce Cash Payment | $ / oz	606
Gold [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Gold [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Number of ounces to be delivered before sharing mechanism applies	30,000
Attributable Payable Production to be Purchased there after	50.00%
Analyst consensus copper price per pound exceeds | $	$ 2.50
Gold [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	25.00%
Attributable Payable Production to be Purchased after stream percentage reduction	16.67%
Per Ounce Cash Payment | $ / oz	450
Gold [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%
Cumulative gold ounces to be delivered before reduction in stream percentage	51,000
Gold [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz	550
Gold [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered			22.00%
Percentage of production to be purchased	6.50%		6.50%
Cumulative gold ounces to be delivered before reduction in stream percentage			190,000
Number of ounces to be delivered before first step down in entitlement percentage			190,000
Percentage of metal production at the mine which WPM is entitled to after step down	3.25%		3.25%
Gold [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Percentage of silver production to be Converted to gold and purchased	25.00%
Silver [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Silver [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Price floor on a per ounce basis	4.44
Percentage of production to be purchased	100.00%
Number of silver ounces to be delivered before sharing mechanism applies	1,500,000
Top up payment to be paid on a per ounce basis as a percentage of the difference between the actual price per ounce and the Minimum price per ounce	50.00%
Purchase commitments percentage	50.00%
Per Ounce Cash Payment | $ / oz	8.94
Silver [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment | $ / oz	11.43
Top up payment on a per ounce basis - level 3 | $ / oz	7.00
Area of drilling completed	30,000
Silver [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Silver [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment | $ / oz	4.31
Silver [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Per Ounce Cash Payment | $ / oz	5.90
Silver [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%
Attributable Payable Production to be Purchased after stream percentage reduction	66.67%
Cumulative silver ounces to be delivered before reduction in stream percentage	5,600,000
Silver [member] | Constancia and 777 [member]
Disclosure of contractual obligations and commitments [line items]
Price per ounce after the initial 40 year term | $ / oz	9.90
Silver [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	100.00%		100.00%
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	2,150,000
Number of ounces to be delivered before first step down in entitlement percentage			2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Percentage of metal production at the mine which WPM is entitled to after step down	50.00%		50.00%
Silver [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage	10,000,000	10,000,000
Percentage of metal production at the mine which WPM is entitled to after step down	33.00%	33.00%
Palladium [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	4.50%
Number of ounces to be delivered before first step down in entitlement percentage	375,000
Percentage of production to be purchased after first step down	2.25%
Number of ounces to be delivered before second step down in entitlement percentage	550,000
Percentage of production to be purchased after second step down	1.00%
Palladium [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Palladium [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	42.40%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Cobalt pounds to be delivered before entitlement step down takes effect | lb	31
Percentage of metal production at the mine which WPM is entitled to after step down	21.20%
Cobalt [member] | Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Minto [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Cobalt [member] | Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased	0.00%
Gold and palladium [member] | Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL	22.00%
Gold And Silver [Member] | Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Cumulative silver equivalent ounces to be produced before reduction in stream percentage	90
Gold And Silver [Member] | Marmato [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%